Filed electronically with the Securities and Exchange Commission on July 18, 2014

File No. 002-13628
File No. 811-00043

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 202	| X |
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 152

DWS Investment Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: Thomas Hiller, Esq. Ropes & Gray Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

| __|	Immediately upon filing pursuant to paragraph (b)
| X |	On August 20, 2014 pursuant to paragraph (b)
| __|	60 days after filing pursuant to paragraph (a)(1)
| __|	On _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
| X |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment relates solely to the following series and class of shares of the Registrant:

•	DWS Capital Growth Fund — Class R6

This Post-Effective Amendment No. 202 to the Registration Statement on Form N-1A for DWS Investment Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying until August 20, 2014 the effectiveness of Post-Effective Amendment No. 201 to the Trust’s Registration Statement, which Amendment was filed with the Securities and Exchange Commission on May 22, 2014 (Accession No. 0000088053-14-000599) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and currently has an effective date of July 21, 2014.

PART A - PROSPECTUS

The Prospectus for DWS Capital Growth Fund — Class R6, a series of the Trust, is incorporated by reference to Part A of Post-Effective Amendment No. 201 to the Trust’s Registration Statement filed on May 22, 2014 (Accession No. 0000088053-14-000599).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for DWS Capital Growth Fund — Class R6, a series of the Trust, is incorporated by reference to Part B of Post-Effective Amendment No. 201 to the Trust’s Registration Statement filed on May 22, 2014 (Accession No. 0000088053-14-000599).

PART C

The Part C for DWS Capital Growth Fund — Class R6, a series of the Trust, is incorporated by reference to Part C of Post-Effective Amendment No. 201 to the Trust’s Registration Statement filed on May 22, 2014  (Accession No. 0000088053-14-000599).

This Post-Effective Amendment is not intended to update or amend any other Prospectuses or Statements of Additional Information of the Registrant’s other series or classes.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of July 2014.

                         DWS INVESTMENT TRUST

By:	/s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	July 15, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	July 15, 2014

/s/John W. Ballantine
John W. Ballantine*	Trustee	July 15, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	July 15, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	July 15, 2014

/s/Keith R. Fox
Keith R. Fox*	Trustee	July 15, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	July 15, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	July 15, 2014

/s/Richard J. Herring
Richard J. Herring*	Trustee	July 15, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	July 15, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	July 15, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	July 15, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	July 15, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	July 15, 2014

*By:
/s/Caroline Pearson
   Caroline Pearson**
   Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 197 as filed December 3, 2013; and Post-Effective Amendment No. 168 to the Registration Statement as filed on April 29, 2008.